UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07642

Name of Fund: BlackRock MuniAssets Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock MuniAssets Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052

Date of fiscal year end: 05/31/2008

Date of reporting period: 06/01/2007 - 08/31/2007

Item 1 - Schedule of Investments

BlackRock MuniAssets Fund, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)         (in Thousands)

                                Face
State                         Amount  Municipal Bonds                                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 0.6%               $ 1,820  Tuscaloosa, Alabama, Special Care Facilities Financing Authority, Residential
                                      Care Facility Revenue Bonds (Capstone Village, Inc. Project), Series A, 5.875%
                                      due 8/01/2036                                                                       $   1,782
-----------------------------------------------------------------------------------------------------------------------------------
Alaska - 0.4%                  1,015  Alaska Industrial Development and Export Authority Revenue Bonds (Williams Lynxs
                                      Alaska Cargoport), AMT, 7.80% due 5/01/2014                                             1,056
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 6.1%                 3,000  Coconino County, Arizona, Pollution Control Corporation Revenue Refunding Bonds
                                      (Tucson Electric Power - Navajo), AMT, Series A, 7.125% due 10/01/2032                  3,064
                               2,500  Coconino County, Arizona, Pollution Control Corporation Revenue Refunding Bonds
                                      (Tucson Electric Power - Navajo), Series B, 7% due 10/01/2032                           2,553
                               1,325  Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                      Project 1), Series A, 6.625% due 7/01/2020                                              1,294
                               1,615  Maricopa County, Arizona, IDA, M/F Housing Revenue Bonds (Sun King Apartments
                                      Project), Series A, 6.75% due 5/01/2031                                                 1,633
                               4,800  Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America West
                                      Airlines Inc. Project), AMT, 6.30% due 4/01/2023                                        4,818
                               1,420  Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                      Project), Series E, 7.25% due 7/01/2031                                                 1,510
                                 415  Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona Charter
                                      Schools Project II), Series A, 6.75% due 7/01/2011 (b)                                    458
                                 675  Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona Charter
                                      Schools Project II), Series A, 6.75% due 7/01/2031                                        697
                               1,095  Show Low, Arizona, Improvement District Number 5, Special Assessment Bonds,
                                      6.375% due 1/01/2015                                                                    1,110
-----------------------------------------------------------------------------------------------------------------------------------
California - 3.6%              1,900  California State, Various Purpose, GO, 5.25% due 11/01/2025                             1,969
                               1,300  California State, Various Purpose, GO, 5.50% due 11/01/2033                             1,360
                               1,320  Fontana, California, Special Tax, Refunding (Community Facilities District
                                      Number 22 - Sierra), 6% due 9/01/2034                                                   1,356
                               1,030  Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                      Revenue Refunding Bonds, Senior Series A-1, 5.125% due 6/01/2047                          911
                               4,295  San Jose, California, Airport Revenue Refunding Bonds, AMT, Series A, 5.50%
                                      due 3/01/2032 (a)                                                                       4,492
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 4.9%                  650  Colorado Health Facilities Authority, Revenue Refunding Bonds (Christian Living
                                      Communities Project), Series A, 5.75% due 1/01/2026                                       633
                               2,000  Denver, Colorado, City and County Airport Revenue Bonds, AMT, Series D, 7.75%
                                      due 11/15/2013 (a)                                                                      2,215

Portfolio Abbreviations

To simplify the listings of BlackRock MuniAssets Fund Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT     Alternative Minimum Tax (subject to)
EDA     Economic Development Authority
EDR     Economic Development Revenue Bonds
GO      General Obligation Bonds
HFA     Housing Finance Agency
IDA     Industrial Development Authority
IDR     Industrial Development Revenue Bonds
M/F     Multi-Family
PCR     Pollution Control Revenue Bonds
VRDN    Variable Rate Demand Notes

BlackRock MuniAssets Fund, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)         (in Thousands)

                                Face
State                         Amount  Municipal Bonds                                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                             $ 1,430  Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                                      Series A, 7.10% due 9/01/2014                                                       $   1,502
                               2,095  Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                                      Series A, 7.30% due 9/01/2022                                                           2,181
                                 395  Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                                      Series B, 7.45% due 9/01/2031                                                             411
                               1,760  North Range Metropolitan District Number 1, Colorado, GO, 7.25%
                                      due 12/15/2011 (b)                                                                      1,968
                               2,850  Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds
                                      (Public Improvement Fees), 8% due 12/01/2025                                            3,065
                                 525  Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds
                                      (Public Improvement Fees), 8.125% due 12/01/2025                                          518
                               1,170  Southlands Metropolitan District Number 1, Colorado, GO, 7.125%
                                      due 12/01/2014 (b)                                                                      1,404
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 3.5%               680  Connecticut State Development Authority, Airport Facility Revenue Bonds
                                      (Learjet Inc. Project), AMT, 7.95% due 4/01/2026                                          789
                               3,490  Connecticut State Development Authority, IDR (AFCO Cargo BDL-LLC Project), AMT,
                                      8% due 4/01/2030                                                                        3,711
                               5,500  Connecticut State, HFA, Housing Mortgage Finance Program Revenue Bonds, AMT,
                                      Sub-Series A-2, 5.15% due 5/15/2038                                                     5,400
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 10.0%                1,130  Capital Projects Finance Authority, Florida, Continuing Care Retirement Revenue
                                      Bonds (Glenridge on Palmer Ranch), Series A, 8% due 6/01/2012 (b)                       1,347
                               1,160  Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding Bonds,
                                      Series A, 5% due 6/01/2038                                                              1,062
                                 490  Harbor Bay, Florida, Community Development District, Capital Improvement Special
                                      Assessment Revenue Bonds, Series A, 7% due 5/01/2033                                      515
                               1,195  Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                      (Adventist Health System), Series C, 5.25% due 11/15/2036                               1,191
                               2,000  Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National
                                      Gypsum Company), AMT, Series A, 7.125% due 4/01/2030                                    2,097
                               4,300  Hillsborough County, Florida, IDA, Hospital Revenue Bonds (Tampa General Hospital
                                      Project), 5% due 10/01/2036                                                             4,153
                               1,000  Jacksonville, Florida, Economic Development Commission, Health Care Facilities,
                                      Revenue Refunding Bonds (Florida Proton Therapy Institute), Series A,
                                      6% due 9/01/2017                                                                          993
                               1,300  Jacksonville, Florida, Economic Development Commission, IDR (Gerdau Ameristeel
                                      US, Inc.), AMT, 5.30% due 5/01/2037                                                     1,223
                               2,620  Lee County, Florida, IDA, IDR (Lee Charter Foundation), Series A, 5.375%
                                      due 6/15/2037                                                                           2,374
                               3,255  Midtown Miami, Florida, Community Development District, Special Assessment
                                      Revenue Bonds, Series A, 6.25% due 5/01/2037                                            3,242
                               1,180  Orlando, Florida, Greater Orlando Aviation Authority, Airport Facilities Revenue
                                      Bonds (JetBlue Airways Corp.), AMT, 6.375% due 11/15/2026                               1,206

BlackRock MuniAssets Fund, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)         (in Thousands)

                                Face
State                         Amount  Municipal Bonds                                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                             $ 2,295  Orlando, Florida, Urban Community Development District, Capital Improvement
                                      Special Assessment Bonds, Series A, 6.95% due 5/01/2033                             $   2,403
                               3,040  Santa Rosa Bay Bridge Authority, Florida, Revenue Bonds, 6.25% due 7/01/2028            2,953
                                 860  Sarosota County, Florida, Health Facilities Authority, Retirement Facility
                                      Revenue Refunding Bonds (Village on the Isle Project), 5.50% due 1/01/2027                825
                                 795  Sarosota County, Florida, Health Facilities Authority, Retirement Facility
                                      Revenue Refunding Bonds (Village on the Isle Project), 5.50% due 1/01/2032                742
                                 900  Waterchase, Florida, Community Development District, Capital Improvement Revenue
                                      Bonds, Series A, 6.70% due 5/01/2011 (b)                                                  979
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 3.8%                 3,000  Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), 7.90% due
                                      12/01/2011 (b)                                                                          3,482
                                 740  Atlanta, Georgia, Tax Allocation Bonds (Princeton Lakes Project), 5.50% due
                                      1/01/2031                                                                                 688
                               1,165  Brunswick and Glynn County, Georgia, Development Authority, First Mortgage
                                      Revenue Bonds (Coastal Community Retirement Corporation Project), Series A,
                                      7.125% due 1/01/2025 (g)                                                                  895
                               1,690  Brunswick and Glynn County, Georgia, Development Authority, First Mortgage
                                      Revenue Bonds (Coastal Community Retirement Corporation Project), Series A,
                                      7.25% due 1/01/2035 (g)                                                                 1,288
                               1,060  Fulton County, Georgia, Development Authority, PCR (General Motors Corporation),
                                      Refunding, VRDN, 7.50% due 4/01/2010 (e)                                                1,060
                               1,000  Gainesville, Georgia, Redevelopment Authority, Educational Facilities Revenue
                                      Refunding Bonds (Riverside Military Academy), 5.125% due 3/01/2027                        939
                               2,435  Rockdale County, Georgia, Development Authority Revenue Bonds (Visy Paper
                                      Project), AMT, Series A, 6.125% due 1/01/2034                                           2,407
-----------------------------------------------------------------------------------------------------------------------------------
Idaho - 0.4%                   1,000  Idaho Health Facilities Authority, Revenue Refunding Bonds (Valley Vista Care
                                      Corporation), Series A, 7.75% due 11/15/2016                                            1,095
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 6.0%                2,630  Caseyville, Illinois, Senior Tax Increment Revenue Bonds (Forest Lakes Project),
                                      7% due 12/30/2022                                                                       2,685
                               4,140  Chicago, Illinois, O'Hare International Airport, Special Facility Revenue
                                      Refunding Bonds (American Airlines Inc. Project), 5.50% due 12/01/2030                  3,897
                               2,950  Illinois State Finance Authority Revenue Bonds (Clare At Water Tower Project),
                                      Series A, 6.125% due 5/15/2038                                                          2,946
                                 600  Illinois State Finance Authority Revenue Bonds (Landing At Plymouth Place
                                      Project), Series A, 6% due 5/15/2037                                                      595
                                 685  Illinois State Finance Authority Revenue Bonds (Primary Health Care Centers
                                      Program), 6.60% due 7/01/2024                                                             695
                               1,070  Lincolnshire, Illinois, Special Service Area Number 1, Special Tax Bonds
                                      (Sedgebrook Project), 6.25% due 3/01/2034                                               1,096
                               2,600  Lombard, Illinois, Public Facilities Corporation, First Tier Revenue Bonds
                                      (Conference Center and Hotel), Series A-1, 7.125% due 1/01/2036                         2,695
                               1,165  Naperville, Illinois, IDR (General Motors Corporation), Refunding, VRDN, 7.50%
                                      due 12/01/2012 (e)                                                                      1,165
                                 825  Village of Wheeling, Illinois, Revenue Bonds (North Milwaukee/Lake-Cook Tax
                                      Increment Financing (TIF) Redevelopment Project), 6% due 1/01/2025                        805
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniAssets Fund, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)         (in Thousands)

                                Face
State                         Amount  Municipal Bonds                                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 1.9%               $ 2,830  Indiana Health and Educational Facilities Financing Authority, Hospital Revenue
                                      Bonds (Community Foundation of Northwest Indiana), 5.50% due 3/01/2037              $   2,703
                               1,200  Vanderburgh County, Indiana, Redevelopment Commission, Redevelopment District
                                      Tax Allocation Bonds, 5.25% due 2/01/2031                                               1,214
                                 615  Vigo County, Indiana, Hospital Authority Revenue Bonds (Union Hospital, Inc.),
                                      5.70% due 9/01/2037                                                                       579
                                 765  Vigo County, Indiana, Hospital Authority Revenue Bonds (Union Hospital, Inc.),
                                      5.75% due 9/01/2042                                                                       718
-----------------------------------------------------------------------------------------------------------------------------------
Iowa - 0.9%                    2,180  Iowa Finance Authority, Health Care Facilities, Revenue Refunding Bonds
                                      (Care Initiatives Project), 9.25% due 7/01/2011 (b)                                     2,619
-----------------------------------------------------------------------------------------------------------------------------------
Kansas - 0.6%                  1,770  Wyandotte County, Kansas, Kansas City Unified Government Revenue Refunding
                                      Bonds (General Motors Corporation Project), 6% due 6/01/2025                            1,758
-----------------------------------------------------------------------------------------------------------------------------------
Kentucky - 1.0%                2,850  Kenton County, Kentucky, Airport Board, Special Facilities Revenue Bonds
                                      (Mesaba Aviation Inc. Project), AMT, Series A, 6.70% due 7/01/2029                      2,867
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 0.7%               1,870  Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan
                                      Missionaries of Our Lady Health System, Inc.), Series A, 5.25% due 8/15/2036            1,872
-----------------------------------------------------------------------------------------------------------------------------------
Maine - 0.4%                   1,160  Maine Finance Authority, Solid Waste Recycling Facilities Revenue Bonds (Great
                                      Northern Paper Project-Bowater), AMT, 7.75% due 10/01/2022                              1,168
-----------------------------------------------------------------------------------------------------------------------------------
Maryland - 2.1%                  880  Howard County, Maryland, Retirement Community Revenue Refunding Bonds
                                      (Columbia Vantage House Corporation), Series B, 5.25% due 4/01/2037                       791
                               1,855  Maryland State Economic Development Corporation Revenue Refunding Bonds
                                      (Baltimore Association for Retarded Citizens-Health and Mental Hygiene Program),
                                      Series A, 7.75% due 3/01/2025                                                           1,995
                               1,500  Maryland State Energy Financing Administration, Limited Obligation Revenue Bonds
                                      (Cogeneration-AES Warrior Run), AMT, 7.40% due 9/01/2019                                1,504
                               1,250  Maryland State Health and Higher Educational Facilities Authority Revenue Bonds
                                      (King Farm Presbyterian Community), Series A, 5.30% due 1/01/2037                       1,141
                                 590  Maryland State Health and Higher Educational Facilities Authority Revenue Bonds
                                      (Washington Christian Academy), 5.50% due 7/01/2038                                       563
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 1.1%           1,150  Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                      (Jordan Hospital), Series E, 6.75% due 10/01/2033                                       1,209
                               1,945  Massachusetts State Health and Educational Facilities Authority, Revenue
                                      Refunding Bonds (Bay Cove Human Services Issue), Series A, 5.90% due 4/01/2028          1,945
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 1.2%                1,635  Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds
                                      (Mount Clemens General Hospital), Series B, 5.875% due 11/15/2034                       1,582
                               1,740  Monroe County, Michigan, Hospital Financing Authority, Hospital Revenue Refunding
                                      Bonds (Mercy Memorial Hospital Corporation), 5.50% due 6/01/2035                        1,673
-----------------------------------------------------------------------------------------------------------------------------------
Mississippi - 0.6%             1,780  Mississippi Business Finance Corporation Revenue Bonds (Northrop Grumman Ship
                                      System), 4.55% due 12/01/2028                                                           1,580
-----------------------------------------------------------------------------------------------------------------------------------
Missouri - 1.2%                1,040  Branson, Missouri, Regional Airport Transportation Development District, Airport
                                      Revenue Bonds, AMT, Series B, 6% due 7/01/2037                                            980

BlackRock MuniAssets Fund, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)         (in Thousands)

                                Face
State                         Amount  Municipal Bonds                                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                             $   920  Fenton, Missouri, Tax Increment Revenue Refunding and Improvement Bonds
                                      (Gravois Bluffs), 7% due 10/01/2011 (b)                                             $   1,041
                               1,000  Kansas City, Missouri, IDA, First Mortgage Health Facilities Revenue Bonds
                                      (Bishop Spencer Place), Series A, 6.50% due 1/01/2035                                   1,025
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 0.2%                    645  Clark County, Nevada, Improvement District Number 142, Special Assessment Bonds,
                                      6.375% due 8/01/2023                                                                      666
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire - 1.5%           1,165  New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds
                                      (Catholic Medical Center), 5% due 7/01/2036                                             1,067
                               3,165  New Hampshire State Business Financing Authority, Solid Waste Disposal Revenue
                                      Bonds (Waste Management Inc. Project), AMT, 5.20% due 5/01/2027                         2,958
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 13.7%             9,000  Camden County, New Jersey, Pollution Control Financing Authority, Solid Waste
                                      Resource Recovery, Revenue Refunding Bonds, AMT, Series A, 7.50% due 12/01/2010         9,116
                                 565  Camden County, New Jersey, Pollution Control Financing Authority, Solid Waste
                                      Resource Recovery, Revenue Refunding Bonds, AMT, Series B, 7.50% due 12/01/2009           572
                               3,065  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024                        3,115
                               2,500  New Jersey EDA, IDR, Refunding (Newark Airport Marriott Hotel), 7% due
                                      10/01/2014                                                                              2,563
                               1,665  New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc.
                                      Facility), Series A, 7.25% due 11/15/2011 (b)                                           1,898
                               5,800  New Jersey EDA, Retirement Community Revenue Bonds (Seabrook Village Inc.),
                                      Series A, 8.125% due 11/15/2010 (b)                                                     6,614
                               2,000  New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc.
                                      Project), AMT, 6.25% due 9/15/2019                                                      2,016
                               3,330  New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc.
                                      Project), AMT, 6.25% due 9/15/2029                                                      3,374
                               1,250  New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc.
                                      Project), AMT, 9% due 6/01/2033                                                         1,457
                               2,000  New Jersey Health Care Facilities Financing Authority Revenue Bonds (Pascack
                                      Valley Hospital Association), 6.625% due 7/01/2036                                      1,404
                               3,450  New Jersey State Transportation Trust Fund Authority, Transportation System
                                      Revenue Bonds, Series C, 5.05% due 12/15/2035 (a)(g)                                      846
                               1,425  Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue
                                      Bonds, 7% due 6/01/2013 (b)                                                             1,654
                               1,800  Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue
                                      Bonds, 5.75% due 6/01/2032                                                              1,926
                               1,845  Tobacco Settlement Financing Corporation of New Jersey, Revenue Refunding Bonds,
                                      Series 1A, 5% due 6/01/2041                                                             1,596
-----------------------------------------------------------------------------------------------------------------------------------
New Mexico - 0.9%              2,500  Farmington, New Mexico, PCR, Refunding (Tucson Electric Power Company - San Juan
                                      Project), Series A, 6.95% due 10/01/2020                                                2,552
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniAssets Fund, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)         (in Thousands)

                                Face
State                         Amount  Municipal Bonds                                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
New York - 4.5%              $ 1,400  Dutchess County, New York, IDA, Civic Facility Revenue Refunding Bonds (Saint
                                      Francis Hospital), Series A, 7.50% due 3/01/2029                                    $   1,514
                               2,610  Erie County, New York, IDA, Revenue Bonds (Orchard Park CCRC, Inc. Project),
                                      Series A, 6% due 11/15/2036                                                             2,581
                                 510  New York City, New York, City IDA, Civic Facility Revenue Bonds, Series C, 6.80%
                                      due 6/01/2028                                                                             545
                               1,515  New York City, New York, City IDA, Civic Facility Revenue Bonds (Special Needs
                                      Facilities Pooled Program), Series C-1, 6.625% due 7/01/2029                            1,542
                               2,400  New York City, New York, City IDA, Special Facility Revenue Bonds (British
                                      Airways Plc Project), AMT, 7.625% due 12/01/2032                                        2,601
                                 870  New York Liberty Development Corporation Revenue Bonds (National Sports Museum
                                      Project), Series A, 6.125% due 2/15/2019                                                  881
                               1,470  New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding
                                      Bonds (Mount Sinai-NYU Medical Center Health System), Series C, 5.50% due 7/01/2026     1,483
                               1,575  Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue
                                      Bonds (Kendal on Hudson Project), Series A, 6.50% due 1/01/2034                         1,635
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina - 0.7%            350  North Carolina Medical Care Commission, Health Care Facilities, First Mortgage
                                      Revenue Refunding Bonds (Salemtowne Project), 5.10% due 10/01/2030                        317
                               1,500  North Carolina Medical Care Commission, Retirement Facilities, First Mortgage
                                      Revenue Bonds (Givens Estates Project), Series A, 6.50% due 7/01/2013 (b)               1,712
-----------------------------------------------------------------------------------------------------------------------------------
Oklahoma - 0.5%                1,475  Oklahoma State Development Finance Authority, Revenue Refunding Bonds (Saint John
                                      Health System), 5% due 2/15/2042                                                        1,451
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 7.9%            3,015  Allegheny County, Pennsylvania, Hospital Development Authority, Health System
                                      Revenue Refunding Bonds (West Penn Allegheny Health System), Series A,
                                      5.375% due 11/15/2040                                                                   2,809
                                 200  Bucks County, Pennsylvania, IDA, Retirement Community Revenue Bonds (Ann's Choice
                                      Inc.), Series A, 6.125% due 1/01/2025                                                     203
                               1,550  Bucks County, Pennsylvania, IDA, Retirement Community Revenue Bonds (Ann's Choice
                                      Inc.), Series A, 6.25% due 1/01/2035                                                    1,563
                               2,250  Hampton Township, Pennsylvania, School District, GO, Refunding, Series B, 4.25%
                                      due 8/15/2031 (c)                                                                       2,027
                                 900  Harrisburg, Pennsylvania, Authority, University Revenue Bonds (Harrisburg
                                      University of Science), Series B, 6% due 9/01/2036                                        896
                               2,330  Montgomery County, Pennsylvania, IDA, Revenue Bonds (Whitemarsh Continuing Care
                                      Project), 6.125% due 2/01/2028                                                          2,312
                               3,250  Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue
                                      Bonds (National Gypsum Company), AMT, Series A, 6.25% due 11/01/2027                    3,320
                               2,270  Philadelphia, Pennsylvania, Authority for IDR (Air Cargo), AMT, Series A, 7.50%
                                      due 1/01/2025                                                                           2,411
                               6,440  Philadelphia, Pennsylvania, Authority for IDR, Commercial Development, 7.75%
                                      due 12/01/2017                                                                          6,450
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 1.0%            2,495  Central Falls, Rhode Island, Detention Facility Corporation, Detention Facility,
                                      Revenue Refunding Bonds, 7.25% due 7/15/2035                                            2,728
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniAssets Fund, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)         (in Thousands)

                                Face
State                         Amount  Municipal Bonds                                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina - 1.4%        $ 1,500  Connector 2000 Association, Inc., South Carolina, Toll Road and Capital
                                      Appreciation Revenue Bonds, Senior-Series B, 6.50% due 1/01/2009 (g)                $   1,370
                               1,485  Connector 2000 Association, Inc., South Carolina, Toll Road and Capital
                                      Appreciation Revenue Bonds, Senior-Series B, 7.969% due 1/01/2014 (g)                     885
                               1,500  South Carolina Jobs, EDA, EDR (Westminster Presbyterian Center), 7.75% due
                                      11/15/2010 (b)                                                                          1,707
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 1.4%               6,785  Knox County, Tennessee, Health, Educational and Housing Facilities Board,
                                      Hospital Facilities Revenue Refunding Bonds (Covenant Health), Series A, 5.06%
                                      due 1/01/2040 (g)                                                                       1,085
                                 355  Shelby County, Tennessee, Health, Educational and Housing Facilities Board
                                      Revenue Bonds (Germantown Village), 6.25% due 12/01/2034                                  303
                               2,500  Shelby County, Tennessee, Health, Educational and Housing Facilities Board
                                      Revenue Bonds (Germantown Village), Series A, 7.25% due 12/01/2034                      2,503
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 5.0%                   1,000  Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                                      First Tier, Series A, 6.70% due 1/01/2011 (b)                                           1,092
                               2,550  Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company LLC Project),
                                      AMT, Series A, 7.70% due 4/01/2033                                                      2,789
                               1,680  Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Inc.
                                      Project), Series B, 7.75% due 12/01/2018                                                1,746
                                 945  HFDC of Central Texas, Inc., Retirement Facilities Revenue Bonds, Series A,
                                      5.625% due 11/01/2026                                                                     887
                               1,400  Houston, Texas, Health Facilities Development Corporation, Retirement Facility
                                      Revenue Bonds (Buckingham Senior Living Community), Series A, 7.125%
                                      due 2/15/2014 (b)                                                                       1,658
                                 500  Kerrville, Texas, Health Facilities Development Corporation, Hospital Revenue
                                      Bonds (Sid Peterson Memorial Hospital Project), 5.375% due 8/15/2035                      471
                               3,190  Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds
                                      (Reliant Energy Inc.), Series C, 8% due 5/01/2029                                       3,306
                               1,860  Port Corpus Christi, Texas, Individual Development Corporation, Environmental
                                      Facilities Revenue Bonds (Citgo Petroleum Corporation Project), AMT,
                                      8.25% due 11/01/2031                                                                    1,901
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin Islands - 1.1%     3,000  Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
                                      Coker Project), AMT, 6.50% due 7/01/2021                                                3,148
-----------------------------------------------------------------------------------------------------------------------------------
Utah - 0.6%                    1,660  Carbon County, Utah, Solid Waste Disposal, Revenue Refunding Bonds (Laidlaw
                                      Environmental), AMT, Series A, 7.45% due 7/01/2017                                      1,696
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 6.6%                1,465  Dulles Town Center, Virginia, Community Development Authority, Special Assessment
                                      Tax (Dulles Town Center Project), 6.25% due 3/01/2026                                   1,495
                                 750  Fairfax County, Virginia, EDA, Residential Care Facilities, Mortgage Revenue
                                      Refunding Bonds (Goodwin House, Inc.), 5.125% due 10/01/2037                              679
                                 450  Fairfax County, Virginia, EDA, Residential Care Facilities, Mortgage Revenue
                                      Refunding Bonds (Goodwin House, Inc.), 5.125% due 10/01/2042                              401
                                 440  Farms of New Kent, Virginia, Community Development  Authority, Special Assessment
                                      Bonds, Series C, 5.80% due 3/01/2036                                                      418
                                 540  Lexington, Virginia, IDA, Residential Care Facility, Mortgage Revenue Refunding
                                      Bonds (Kendal at Lexington), Series A, 5.375% due 1/01/2028                               502

BlackRock MuniAssets Fund, Inc.
Schedule of Investments as of August 31, 2007 (Unaudited)         (in Thousands)

                                Face
State                         Amount  Municipal Bonds                                                                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                             $   310  Lexington, Virginia, IDA, Residential Care Facility, Mortgage Revenue Refunding
                                      Bonds (Kendal at Lexington), Series A, 5.50% due 1/01/2037                          $     284
                              48,400  Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds, Capital
                                      Appreciation, Senior-Series B, 5.95% due 8/15/2008 (b)(g)                              12,366
                                 500  Suffolk, Virginia, IDA, Retirement Facilities, Revenue Refunding Bonds (Lake
                                      Prince Center), 5.30% due 9/01/2031                                                       455
                               2,180  Tobacco Settlement Financing Corporation of Virginia, Revenue Refunding Bonds,
                                      Senior Series B-1, 5% due 6/01/2047                                                     1,883
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 0.6%              1,750  Washington State Housing Financing Commission, Nonprofit Revenue Bonds (Skyline
                                      at First Hill Project), Series A, 5.625% due 1/01/2038                                  1,675
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 0.7%               1,855  Wisconsin State Health and Educational Facilities Authority Revenue Bonds (New
                                      Castle Place Project), Series A, 7% due 12/01/2031                                      1,895
-----------------------------------------------------------------------------------------------------------------------------------
                                      Total Municipal Bonds  (Cost - $268,951) - 99.3%                                      277,100
-----------------------------------------------------------------------------------------------------------------------------------

                              Shares
                                Held  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                               3,200  Merrill Lynch Institutional Tax-Exempt Fund, 3.75% (d)(f)                               3,200
-----------------------------------------------------------------------------------------------------------------------------------
                                      Total Short-Term Securities  (Cost - $3,200) - 1.1%                                     3,200
-----------------------------------------------------------------------------------------------------------------------------------
                                      Total Investments  (Cost - $272,151*)  - 100.4%                                       280,300

                                      Liabilities in Excess of Other Assets - (0.4%)                                         (1,003)
                                                                                                                          ---------
                                      Net Assets - 100.0%                                                                 $ 279,297
                                                                                                                          =========

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2007 as computed for the federal income tax purposes, were as follows:

      Aggregate cost                                              $     272,151
                                                                  =============
      Gross unrealized appreciation                               $      13,651
      Gross unrealized depreciation                                      (5,502)
                                                                  -------------
      Net unrealized appreciation                                 $       8,149
                                                                  =============

(a)   AMBAC Insured.
(b)   Prerefunded.
(c)   FSA Insured.
(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------
      Affiliate                                          Net           Dividend
                                                       Activity          Income
      -------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund      (6,210)         $     54
      -------------------------------------------------------------------------

(e) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(f)   Represents the current yield as of August 31, 2007.
(g) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniAssets Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive
    officer) of BlackRock MuniAssets Fund, Inc.

Date: October 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive
    officer) of BlackRock MuniAssets Fund, Inc.

Date: October 22, 2007


By: /s/ Donald C. Burke
    -------------------------------
    Donald C. Burke,
    Chief Financial Officer (principal financial
    officer) of BlackRock MuniAssets Fund, Inc.

Date: October 22, 2007